Share Capital - Schedule of Issued and Outstanding Shares (Details) - Common Shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Issued and Outstanding Shares [Line Items]
Balance (in Shares)	385,827,975	321,257,689
Balance	$ 222,974,359	$ 153,294,666
DSU exercised, Shares	1,663,750	4,435,755
DSU exercised	$ 2,572,420	$ 6,908,083
RSU conversion, Shares	554,264	112,500
RSU conversion	$ 995,786	$ 216,250
Options exercised, Shares		9,237,595
Options exercised		$ 14,735,950
Warrants exercised, Shares		3,125,000
Warrants exercised		$ 671,132
Share purchase agreement, Shares		1,607,717
Share purchase agreement		$ 3,909,861
NCIB, Shares		(1,235,900)
NCIB		$ (2,769,629)
Private placement, Shares		45,662,101
Private placement		$ 46,758,112
Share issuance costs, Shares
Share issuance costs		$ (4,192,788)
Treasury shares paid out, Shares		1,439,484
Treasury shares paid out		$ 3,000,000
Balance (in Shares)	388,045,989	385,827,975
Balance	$ 226,542,565	$ 222,974,359
Reflexivity LLC [Member]
Schedule of Issued and Outstanding Shares [Line Items]
Acquisition of Reflexivity LLC, Shares		186,034
Acquisition of Reflexivity LLC		$ 442,722